LOANS RECEIVABLE, NET - Movement of allowance for uncollectible loans receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
LOANS RECEIVABLE, NET
Beginning balance	$ 1,083,385
Provision for allowance of uncollectible loans receivable	14,225,450	$ 1,084,225
Foreign currency translation adjustments	(291,806)	(840)
Ending balance	$ 15,017,029	$ 1,083,385